Share-based payment arrangements - Long term incentive plan 2020 (Equity-settled) (Details) $ in Thousands		12 Months Ended
	Apr. 01, 2020 shares installment	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				5 years
Number of options granted (in shares) | shares		0	0
Expense from share-based payment transactions with employees | $		$ 3,945	$ 2,411	$ 761
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment					3
Expense from share-based payment transactions with employees | $		$ 200	$ 400	$ 300
Long term incentive plan 2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	100.00%
Vesting period	3 years	3 years
Number of installments | installment	3
Long term incentive plan 2020 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage					100.00%
Vesting period					3 years
Number of options granted (in shares) | shares	144,392